Investments in Associates and Joint Ventures - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [abstract]
Loss from associates and joint ventures not recognized	₩ 992	₩ 6,124
Accumulated comprehensive loss of associates and joint ventures not recognized	₩ 8,228	₩ 12,599